AIG Life Insurance Company

                        Supplement dated October 4, 2000

                                     to the

        Flexible Premium Joint and Last Survivor Variable Universal Life

             Policy Prospectus issued by AIG Life Insurance Company

               through its Variable Account II, dated May 1, 2000



The "Investment Options" section is amended to reflect the addition of the following portfolios:

                               Investment Options

SunAmerica Series Trust

 Managed by Goldman Sachs Asset Management

o        Goldman Sachs Research Portfolio

 Managed by Morgan Stanley Asset Management

o        Technology Portfolio

 Managed by SunAmerica Asset Management Corp.

o        Blue Chip Growth Portfolio
o        Growth Opportunities Portfolio

             PORTFOLIO EXPENSES BEFORE WAIVERS AND/OR REIMBURSEMENTS

         The portfolios commenced on July 5, 2000. Please see "Management" under the SunAmerica Series Trust supplement for portfolio fees.

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                             THE INVESTMENT OPTIONS

================================================================================

Portfolio managed by           The Goldman Sachs Research Portfolio seeks
Goldman Sachs Asset            long term growth of capital.  It invests under
Management                     normal circumstances, at least 90% of its total
                               assets in U.S. equity securities, including
                               securities of foreign issuers that are traded in
                               the U.S.  Under normal circumstances, the
                               Portfolio will only purchase  equity
                               securities  that are included in the
                               Goldman   Sachs  Global   Investment
                               Research Division's U.S. Select List
                               and will sell  securities  that have
                               been  removed  from the U.S.  Select
                               List.

Portfolio managed by Morgan    The Technology Portfolio seeks capital
Stanley Asset Management       appreciation.  It invests primarily in
                               equity  securities that  demonstrate
                               the     potential     for    capital
                               appreciation,  issued  by  companies
                               the    Subadvisor    believes    are
                               positioned     to    benefit    from
                               involvement    in   technology   and
                               technology-related        industries
                               worldwide.

Portfolios managed by          The Blue Chip Growth Portfolio seeks capital
SunAmerica Asset               appreciation. It invests primarily
Management Corp.               in common stocks that demonstrate the potential
                               for capital appreciation, issued by large-cap companies.

                               The Growth  Opportunities  Portfolio
                               seeks   capital   appreciation.   It
                               invests  primarily in common  stocks
                               that  demonstrate  the potential for
                               capital     appreciation,     issued
                               generally by mid-cap companies.

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                                   APPENDIX B

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                          AVERAGE ANNUAL TOTAL RETURNS

No data is provided because the portfolios commenced on July 5, 2000.